Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of entity's operating segments [text block] [Abstract]
Schedule of customer revenue recognition (external revenue)
	NextGel			Procaps Colombia			CAN			CASAND
Year 2021	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	244,791	(123,964)	120,827	156,820	(1,493)	155,327	67,842	(16,905)	50,937	68,242	(14,286)	53,956
Contribution margin [1]	66,679	(12,573)	54,106	51,431	490	51,921	18,767	(231)	18,536	9,949	11,754	21,703

	Diabetrics			Corporate			Total
Year 2021	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	47,835	(19,140)	28,695	—	—	—	585,530	(175,788)	409,742
Contribution margin [1]	6,981	(133)	6,848	89	(547)	(458)	153,896	(1,240)	152,656
Administrative expenses	—	—	—	82,187	—	82,187	82,187	—	82,187
Finance expenses	—	—	—	78,636	—	78,636	78,636	—	78,636
Other expenses	—	—	—	78,991	—	78,991	78,991	—	78,991
Income (loss) before tax							(85,918)	(1,240)	(87,158)

	NextGel			Procaps Colombia			CAN			CASAND
Year 2020	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	201,294	(95,315)	105,979	121,532	(6,637)	114,895	44,808	805	45,613	40,094	(1,538)	38,556
Contribution margin [1]	52,679	(5,790)	46,889	43,926	(1,695)	42,231	9,197	6,324	15,521	9,001	813	9,814

	Diabetrics			Corporate			Total
Year 2020	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	39,221	(16,432)	22,789	2,431	1,204	3,635	449,380	(117,913)	331,467
Contribution margin [1]	6,294	(807)	5,487	(10,157)	11,900	1,743	110,940	10,745	121,685
Administrative expenses	—	—	—	58,631	—	58,631	58,631	—	58,631
Finance expenses	—	—	—	54,489	—	54,489	54,489	—	54,489
Other expenses	—	—	—	7,716	—	7,716	7,716	—	7,716
Income (loss) before tax							(9,896)	10,745	849

	NextGel			Procaps Colombia			CAN			CASAND
Year 2019	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	192,247	(94,958)	97,289	124,090	(3,978)	120,112	54,628	(4,949)	49,679	42,332	(2,271)	40,061
Contribution margin 1	59,590	(20,394)	39,196	46,885	(9,465)	37,420	9,625	7,377	17,002	5,474	4,948	10,422

	Diabetrics			Corporate			Total
Year 2019	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	36,931	(14,703)	22,228	11,637	(16,215)	(4,578)	461,865	(137,074)	324,791
Contribution margin 1	5,426	(580)	4,846	(8,847)	(2,351)	(11,198)	118,153	(20,465)	97,688
Administrative expenses	—	—	—	60,257	—	60,257	60,257	—	60,257
Finance expenses	—	—	—	42,983	—	42,983	42,983	—	42,983
Other expenses	—	—	—	4,426	—	4,426	4,426	—	4,426
Income (loss) before tax							10,487	(20,465)	(9,978)

[1]	Contribution margin is determined by subtracting sales and marketing expenses from gross profit. The Group’s customer revenue recognition (external revenue) policy has been consistent with inter-segment revenue generated.

Schedule of basis of geographical segments
	2021	2020	2019
South America	$284,068	$249,983	$241,654
Central America	72,188	58,082	63,812
North America	44,857	12,576	15,202
Europe	8,629	10,826	4,124
Total	$409,742	$331,467	$324,792